Item 1. Schedule of Investments:
--------------------------------

Putnam Convertible Income-Growth Trust

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam Convertible Income-Growth Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
July 31, 2004 (Unaudited)

Convertible bonds and notes (50.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (1.9%)
-----------------------------------------------------------------------------------------------------------
     $5,500,000  Interpublic Group Companies, Inc. 144A
                 cv. notes 4 1/2s, 2023                                                          $7,184,375
      6,700,000  Lamar Advertising Co. cv. sr. notes 2
                 7/8s, 2010                                                                       7,026,625
                                                                                              -------------
                                                                                                 14,211,000

Biotechnology (3.7%)
-----------------------------------------------------------------------------------------------------------
     10,300,000  Amgen, Inc. cv. Liquid Yield Option
                 Notes (LYON) zero %, 2032                                                        7,596,250
      2,500,000  Amylin Pharmaceuticals, Inc. 144A cv.
                 sr. notes 2 1/2s, 2011                                                           2,350,000
      3,700,000  Amylin Pharmaceuticals, Inc. 144A cv.
                 sr. notes 2 1/4s, 2008                                                           3,533,500
        600,000  Celgene Corp. cv. sr. notes 1 3/4s, 2008                                           783,000
      6,600,000  Celgene Corp. 144A cv. sr. notes 1 3/4s,
                 2008                                                                             8,613,000
      5,350,000  MGI Pharma, Inc. 144A cv. sr. sub. notes
                 stepped-coupon 1.682s (zero %, 3/2/11)
                 2024 (STP)                                                                       4,387,000
                                                                                              -------------
                                                                                                 27,262,750

Broadcasting (1.2%)
-----------------------------------------------------------------------------------------------------------
     10,400,000  Liberty Media Corp. cv. sr. notes 3
                 1/2s, 2031                                                                       8,983,000

Building Materials (1.8%)
-----------------------------------------------------------------------------------------------------------
     29,100,000  Masco Corp. cv. sr. notes zero %, 2031                                          13,204,125

Coal (0.5%)
-----------------------------------------------------------------------------------------------------------
      3,800,000  Massey Energy Co. 144A cv. sr. notes 2
                 1/4s, 2024                                                                       4,137,250

Communications Equipment (1.4%)
-----------------------------------------------------------------------------------------------------------
      4,300,000  Comtech Telecommunications 144A cv. sr.
                 notes stepped-coupon 2s (zero %, 2/1/11)
                 2024 (STP)                                                                       3,499,125
      5,500,000  Lucent Technologies, Inc. cv. debs. Ser.
                 A, 2 3/4s, 2023                                                                  6,668,750
                                                                                              -------------
                                                                                                 10,167,875

Computers (1.8%)
-----------------------------------------------------------------------------------------------------------
     21,000,000  Anixter International, Inc. 144A cv.
                 LYON zero %, 2033                                                               10,578,750
      2,900,000  MSC Software Corp. 144A cv. notes 2
                 1/2s, 2008                                                                       3,099,375
                                                                                              -------------
                                                                                                 13,678,125

Conglomerates (2.4%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Tyco International Group SA cv. company
                 guaranty Ser. A, 2 3/4s, 2018
                 (Luxembourg)                                                                     5,680,000
      8,900,000  Tyco International Group SA 144A cv.
                 company guaranty 2 3/4s, 2018
                 (Luxembourg)                                                                    12,638,000
                                                                                              -------------
                                                                                                 18,318,000

Consumer Finance (1.9%)
-----------------------------------------------------------------------------------------------------------
     11,600,000  Providian Financial Corp. cv. notes 4s,
                 2008                                                                            14,326,000

Electric Utilities (2.1%)
-----------------------------------------------------------------------------------------------------------
        327,500  CenterPoint Energy, Inc. cv. sub notes
                 FRN 2s, 2029                                                                    10,643,750
      2,425,000  Sierra Pacific Resources 144A cv. notes
                 7 1/4s, 2010                                                                     4,950,031
                                                                                              -------------
                                                                                                 15,593,781

Electronics (3.4%)
-----------------------------------------------------------------------------------------------------------
      5,900,000  Micron Technology, Inc. cv. sr. sub.
                 notes 2 1/2s, 2010                                                               7,736,375
      4,000,000  Solectron Corp. 144A cv. sr. notes 1/2s,
                 2034                                                                             3,455,000
      1,400,000  Vishay Intertechnology, Inc. cv. sub.
                 notes 3 5/8s, 2023                                                               1,578,500
     11,000,000  Vishay Intertechnology, Inc. 144A cv.
                 sub. notes 3 5/8s, 2023                                                         12,402,500
                                                                                              -------------
                                                                                                 25,172,375

Energy (1.0%)
-----------------------------------------------------------------------------------------------------------
      7,100,000  Halliburton Co. cv. sr. notes 3 1/8s,
                 2023                                                                             7,810,000

Entertainment (1.6%)
-----------------------------------------------------------------------------------------------------------
      9,500,000  Regal Entertainment Group 144A cv. notes
                 3 3/4s, 2008                                                                    11,851,250

Financial (0.4%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Ocwen Financial Corp. 144A cv. sr. notes
                 3 1/4s, 2024                                                                     3,037,500

Food (1.1%)
-----------------------------------------------------------------------------------------------------------
      3,775,000  General Mills, Inc. cv. sr. notes zero
                 %, 2022                                                                          2,647,219
      7,400,000  General Mills, Inc. 144A cv. bonds zero
                 %, 2022                                                                          5,189,250
                                                                                              -------------
                                                                                                  7,836,469

Health Care Services (1.8%)
-----------------------------------------------------------------------------------------------------------
      2,800,000  Manor Care, Inc. cv. company guaranty 2
                 5/8s, 2023                                                                       3,328,500
      3,500,000  Manor Care, Inc. 144A cv. sr. notes 2
                 1/8s, 2023                                                                       4,160,625
      2,000,000  Per-Se Technologies, Inc. 144A cv. notes
                 3 1/4s, 2024                                                                     2,140,000
      6,400,000  Universal Health Services, Inc. cv.
                 debs. 0.426s, 2020                                                               3,776,000
                                                                                              -------------
                                                                                                 13,405,125

Homebuilding (0.8%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Fleetwood Enterprises, Inc. 144A cv.
                 sub. notes 5s, 2023                                                              5,655,000

Insurance (0.6%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Leucadia National Corp. 144A cv. sr.
                 sub. notes 3 3/4s, 2014                                                          4,120,000

Investment Banking/Brokerage (1.1%)
-----------------------------------------------------------------------------------------------------------
      2,900,000  Legg Mason, Inc. cv. LYON zero %, 2031                                           1,837,875
      9,783,000  Legg Mason, Inc. 144A cv. LYON zero %,
                 2031                                                                             6,199,976
                                                                                              -------------
                                                                                                  8,037,851

Lodging/Tourism (1.1%)
-----------------------------------------------------------------------------------------------------------
      7,500,000  Hilton Hotels Corp. 144A cv. notes 3
                 3/8s, 2023                                                                       8,034,375

Machinery (0.6%)
-----------------------------------------------------------------------------------------------------------
      3,800,000  Kaydon Corp. 144A cv. notes 4s, 2023                                             4,427,000

Manufacturing (1.6%)
-----------------------------------------------------------------------------------------------------------
      9,000,000  Roper Industries, Inc. cv. bonds
                 stepped-coupon 1.481s (zero %, 1/15/09)
                 2034 (STP)                                                                       4,016,250
      7,930,000  Titan International, Inc. 144A cv. sr.
                 notes 5 1/4s, 2009                                                               8,133,008
                                                                                              -------------
                                                                                                 12,149,258

Medical Technology (1.5%)
-----------------------------------------------------------------------------------------------------------
      3,650,000  Cytyc Corp. 144A cv. sr. notes 2 1/4s,
                 2024                                                                             4,019,563
      3,800,000  Epix Medical, Inc. 144A cv. sr. notes
                 3s, 2024                                                                         3,353,500
      2,600,000  Serologicals Corp. 144A cv. notes 4
                 3/4s, 2033                                                                       3,997,500
                                                                                              -------------
                                                                                                 11,370,563

Metals (1.0%)
-----------------------------------------------------------------------------------------------------------
      4,600,000  Coeur D'alene Mines Corp. cv. sr. notes
                 1 1/4s, 2024                                                                     3,507,500
      3,000,000  McMoran Exploration Co. 144A cv. notes
                 6s, 2008                                                                         3,986,250
                                                                                              -------------
                                                                                                  7,493,750

Pharmaceuticals (2.7%)
-----------------------------------------------------------------------------------------------------------
        800,000  Allergan, Inc. cv. sr. notes zero %,
                 2022                                                                               752,000
      4,500,000  Allergan, Inc. 144A cv. sr. notes zero
                 %, 2022                                                                          4,230,000
     11,600,000  Alza Corp. cv. sub. debs. zero %, 2020                                           8,859,500
      6,000,000  King Pharmaceuticals, Inc. cv. sr. notes
                 FRN 2 3/4s, 2021                                                                 5,857,500
                                                                                              -------------
                                                                                                 19,699,000

Restaurants (1.0%)
-----------------------------------------------------------------------------------------------------------
      3,900,000  CKE Restaurants, Inc. 144A cv. sub.
                 notes 4s, 2023                                                                   7,088,250

Retail (4.1%)
-----------------------------------------------------------------------------------------------------------
      5,500,000  Dick's Sporting Goods, Inc. 144A cv. sr.
                 notes stepped-coupon 1.606s (zero %,
                 2/18/09) 2024 (STP)                                                              4,035,625
      2,800,000  JC Penney Co., Inc. cv. sub. notes 5s,
                 2008                                                                             3,962,000
      8,200,000  Lowe's Cos., Inc. cv. LYON zero %, 2021                                          6,631,750
      7,510,000  Rite Aid Corp. cv. notes 4 3/4s, 2006                                            7,904,275
      3,700,000  TJX Companies, Inc. (The) cv. LYON zero
                 %, 2021                                                                          3,145,000
      5,200,000  TJX Companies, Inc. (The) 144A cv. LYON
                 zero % 2021                                                                      4,420,000
                                                                                              -------------
                                                                                                 30,098,650

Software (1.0%)
-----------------------------------------------------------------------------------------------------------
      6,282,000  Computer Associates International, Inc.
                 144A cv. sr. notes 5s, 2007                                                      7,318,530

Technology Services (3.6%)
-----------------------------------------------------------------------------------------------------------
      7,300,000  DST Systems, Inc. 144A cv. sr. notes
                 Ser. A, 4 1/8s, 2023                                                             8,906,000
      7,500,000  Fair, Isaac and Co., Inc. 144A cv. notes
                 1 1/2s, 2023                                                                     7,284,375
      3,000,000  Mercury Computer Systems, Inc. 144A cv.
                 sr. notes 2s, 2024                                                               3,123,750
     10,500,000  Safeguard Scientifics, Inc. 144A cv. sr.
                 notes 2 5/8s, 2024                                                               7,402,500
                                                                                              -------------
                                                                                                 26,716,625

Telecommunications (0.9%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  NII Holdings, Inc. 144A cv. sr. notes 2
                 7/8s, 2034                                                                       4,185,000
      3,700,000  Primus Telecommunications GP 144A cv.
                 notes 3 3/4s, 2010                                                               2,243,125
                                                                                              -------------
                                                                                                  6,428,125

Tire & Rubber (0.5%)
-----------------------------------------------------------------------------------------------------------
      3,212,000  Goodyear Tire & Rubber Co. (The) 144A
                 cv. bonds 4s, 2034                                                               3,725,920
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $341,424,527)                        $371,357,522

Convertible preferred stocks (44.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (3.2%)
-----------------------------------------------------------------------------------------------------------
        181,500  Northrop Grumman Corp. Ser. B, $7.00
                 cum. cv. pfd.                                                                  $23,413,500

Automotive (1.5%)
-----------------------------------------------------------------------------------------------------------
        210,800  Ford Motor Company Capital Trust II
                 $3.25 cum. cv. pfd.                                                             11,225,100

Banking (3.1%)
-----------------------------------------------------------------------------------------------------------
         67,800  Commerce Capital Trust II $2.975 cum.
                 cv. pfd.                                                                         3,788,325
         75,950  State Street Corp. 6.75% cv. pfd.                                               15,448,230
         68,400  Washington Mutual Capital Trust I $2.688
                 cum. cv. pfd.                                                                    3,656,938
                                                                                              -------------
                                                                                                 22,893,493

Beverage (1.2%)
-----------------------------------------------------------------------------------------------------------
        270,100  Constellation Brands, Inc. Ser. A,
                 $1.438 cv. pfd. (S)                                                              8,879,538

Broadcasting (1.9%)
-----------------------------------------------------------------------------------------------------------
          7,400  Radio One, Inc. 6.50% cum. cv. pfd.                                              7,567,891
        160,200  Sinclair Broadcast Group, Inc. Ser. D,
                 $3.00 cv. pfd.                                                                   6,668,325
                                                                                              -------------
                                                                                                 14,236,216

Building Materials (1.1%)
-----------------------------------------------------------------------------------------------------------
        179,300  TXI Capital Trust I $2.75 cv. pfd.                                               8,494,338

Coal (0.6%)
-----------------------------------------------------------------------------------------------------------
         47,000  Arch Coal, Inc. $2.50 cum. cv. pfd.                                              4,106,625

Combined Utilities (0.8%)
-----------------------------------------------------------------------------------------------------------
         84,630  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                             6,051,045

Containers (0.5%)
-----------------------------------------------------------------------------------------------------------
        116,300  Owens-Illinois, Inc. $2.375 cv. pfd.                                             3,939,663

Electric Utilities (4.9%)
-----------------------------------------------------------------------------------------------------------
        144,500  Cinergy Corp. $4.75 cv. pfd.                                                     8,724,188
        136,900  Dominion Resources, Inc. $4.75 cv. pfd.                                          7,461,050
        148,000  FPL Group, Inc. $4.25 units cv. pfd.                                             8,417,500
        300,000  Great Plains Energy, Inc. $2.00 cum. cv.
                 pfd.                                                                             7,350,000
        105,400  Sierra Pacific Resources $4.50 units
                 cum. cv. pfd. (S)                                                                4,075,818
                                                                                              -------------
                                                                                                 36,028,556

Electronics (0.4%)
-----------------------------------------------------------------------------------------------------------
        221,000  Solectron Corp. $1.813 units cv. pfd.                                            3,287,375

Energy (0.5%)
-----------------------------------------------------------------------------------------------------------
         80,920  Hanover Compressor Capital Trust $3.625
                 cv. pfd.                                                                         3,863,930

Financial (1.0%)
-----------------------------------------------------------------------------------------------------------
        273,200  PMI Group, Inc. (The) $1.469 cv. pfd.                                            7,205,650

Forest Products and Packaging (1.1%)
-----------------------------------------------------------------------------------------------------------
        326,900  Smurfit-Stone Container Corp. Ser. A,
                 $1.75 cum. cv. pfd.                                                              7,927,325

Health Care Services (0.8%)
-----------------------------------------------------------------------------------------------------------
        128,200  Omnicare, Inc. $2.00 cv. pfd.                                                    6,153,600

Insurance (5.8%)
-----------------------------------------------------------------------------------------------------------
        407,600  Chubb Corp. (The) $1.75 cv. pfd.                                                11,310,900
        160,000  Conseco, Inc. $1.38 cum. cv. pfd.                                                3,940,000
        184,800  Hartford Financial Services Group, Inc.
                 (The) $3.50 cv. pfd.                                                            11,665,500
        376,100  Travelers Property Casualty Corp. $1.125
                 cv. pfd.                                                                         8,627,734
        316,100  XL Capital, Ltd. $1.625 (Cayman Islands)                                         7,561,112
                                                                                              -------------
                                                                                                 43,105,246

Medical Technology (1.6%)
-----------------------------------------------------------------------------------------------------------
        225,000  Baxter International, Inc. $3.50 cv.
                 pfd. (S)                                                                        11,587,500

Metals (1.0%)
-----------------------------------------------------------------------------------------------------------
          7,985  Freeport-McMoRan Copper & Gold, Inc.
                 144A 5.50% cv. pfd.                                                              7,301,644

Natural Gas Utilities (2.9%)
-----------------------------------------------------------------------------------------------------------
        268,700  ONEOK, Inc. $2.125 units cv. pfd.                                                7,488,669
        272,600  Sempra Energy $2.125 units cv. pfd.                                              8,314,300
        100,890  Southern Union Co. $2.875 cv. pfd.                                               6,040,789
                                                                                              -------------
                                                                                                 21,843,758

Oil & Gas (2.9%)
-----------------------------------------------------------------------------------------------------------
        232,000  Amerada Hess Corp. $3.50 cv. pfd.                                               17,516,000
         51,600  Chesapeake Energy Corp. 144A $3.00 cv.
                 pfd.                                                                             4,121,550
                                                                                              -------------
                                                                                                 21,637,550

Photography/Imaging (2.7%)
-----------------------------------------------------------------------------------------------------------
         40,640  Xerox Corp. 6.25% cv. pfd.                                                       5,166,360
        187,400  Xerox Corp. 144A $3.75 cv. pfd.                                                 14,570,350
                                                                                              -------------
                                                                                                 19,736,710

Railroads (1.0%)
-----------------------------------------------------------------------------------------------------------
         13,000  Kansas City Southern Industries, Inc.
                 144A $4.25 cum. cv. pfd.                                                         7,455,500

Real Estate (1.1%)
-----------------------------------------------------------------------------------------------------------
        153,800  Host Marriott Financial Trust $3.375 cv.
                 pfd.                                                                             7,843,800

Retail (1.0%)
-----------------------------------------------------------------------------------------------------------
        305,500  Albertson's, Inc. $1.813 cv. pfd.                                                7,897,175

Telecommunications (1.0%)
-----------------------------------------------------------------------------------------------------------
        292,300  CenturyTel, Inc. $1.719 cv. pfd.                                                 7,234,425

Waste Management (0.4%)
-----------------------------------------------------------------------------------------------------------
         55,700  Allied Waste Industries, Inc. $3.125
                 cum. cv. pfd.                                                                    3,006,686
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $304,096,318)                       $326,355,948

Common stocks (2.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         65,000  Fannie Mae                                                                      $4,612,400
        347,100  King Pharmaceuticals, Inc. (NON)                                                 3,918,759
      2,023,487  Service Corp. International (NON)                                               12,849,139
                                                                                              -------------
                 Total Common stocks  (cost $23,817,889)                                        $21,380,298

Corporate bonds and notes (0.2%) (a) (cost $1,087,519)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,429,166  Peregrine Systems, Inc. sr. notes 6
                 1/2s, 2007                                                                      $1,372,000

Short-term investments (2.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $7,880,151  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.28% to 1.52% and
                 due dates ranging from August 2, 2004 to
                 August 23,2004 (d)                                                              $7,877,320
     10,119,295  Putnam Prime Money Market Fund (e)                                              10,119,295
                                                                                              -------------
                 Total Short-term investments  (cost $17,996,615)                               $17,996,615
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $688,422,868) (b)                                     $738,462,383
-----------------------------------------------------------------------------------------------------------



      NOTES

  (a) Percentages indicated are based on net assets of $741,197,788.

  (b) The aggregate identified cost on a tax basis is $688,827,770, resulting in gross unrealized appreciation and depreciation of $71,552,942 and $21,918,329, respectively, or net unrealized appreciation of $49,634,613.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at July 31, 2004.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2004, the value of securities loaned amounted to $7,794,170. The fund received cash collateral of $7,877,320 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $18,134 for the period ended July 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at July 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004